Income Taxes -Schedule of Effective Income Tax Rate Reconciliation (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2019	Sep. 29, 2018	Sep. 28, 2019	Sep. 29, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Disclosure Reconciliation Of Income Taxes [Abstract]
Taxes at federal statutory rates			21.00%		21.00%	35.00%	35.00%
Effect of change in federal tax rate						(21.10%)
State income taxes net of federal benefit					6.00%	5.10%	4.10%
Other					0.40%	1.10%	0.60%
Effective income tax rate	22.90%	27.40%	13.70%	27.40%	27.40%	20.10%	39.70%